Investment in associates (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment in associates	$ 28,597,156	$ 143,745,558
E C O G A S Group [Member]
IfrsStatementLineItems [Line Items]
Investment in associates		114,782,833
Lithium Pte Ltd 3 C [Member]
IfrsStatementLineItems [Line Items]
Investment in associates	26,921,216	27,680,352
Transportadora De Gas Del Mercosur S. A. [Member]
IfrsStatementLineItems [Line Items]
Investment in associates	$ 1,675,940	$ 1,282,373